Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16 – COMMITMENTS AND CONTINGENCIES

Operating Leases

In the normal course of business, the Company leases office space under operating leases agreements.  The operating lease agreements generally contain renewal options that may be exercised at the Company’s discretion after the completion of the base rental terms.

Rent expense for the year ended December 31, 2013 totaled $4,797.

The Company is obligated under operating leases requiring minimum rentals as follows:

2014	$3,230
Thereafter	-
$3,230